Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Indefinite useful life	₩ 219,204		₩ 221,099
Impairment loss	₩ 3,747	₩ 211,637	₩ 61,899
Carrying Amount Of The 28 Gegahertz Frequency Usage
Statement [Line Items]
Impairment loss		₩ 190,929